Containers and Fixed Assets	12 Months Ended
Dec. 31, 2013
Containers and Fixed Assets

(8) Containers and Fixed Assets

Containers, net at December 31, 2013 and 2012 consisted of the following:

	2013	2012
Containers	$3,795,587	$3,407,603
Less accumulated depreciation	(562,456)	(490,930)

Containers, net	$3,233,131	$2,916,673

Trading containers had carrying values of $13,009 and $7,296 as of December 31, 2013 and 2012, respectively, and are not subject to depreciation. Containers held for sale had carrying values of $31,968 and $15,717 as of December 31, 2013 and 2012, respectively, and are also not subject to depreciation. All owned containers are pledged as collateral for debt as of December 31, 2013 and 2012.

Fixed assets, net at December 31, 2013 and 2012 consisted of the following:

	2013	2012
Computer equipment and software	$6,762	$7,557
Office furniture and equipment	1,386	1,456
Automobiles	43	44
Leasehold improvements	1,730	1,753

	9,921	10,810
Less accumulated depreciation	(8,286)	(9,189)

Fixed assets, net	$1,635	$1,621